EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands of $)	2011	2010	2009
Net (loss) income attributable to Frontline Ltd.	(529,601)	161,407	102,701
Interest expense relating to the convertible bond	-	7,228	-
Diluted net (loss) income attributable to Frontline Ltd.	(529,601)	168,635	102,701

Weighted Average Shares Outstanding - Basic and Diluted
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2011	2010	2009
Weighted average number of ordinary shares outstanding - basic	77,859	77,859	77,859
Stock options	-	175	8
Convertible bond	-	5,769	-
Weighted average number of ordinary shares outstanding – diluted	77,859	83,803	77,867